Schedule of Movement of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at January 1	$ 1,725	$ 600
Provision for credit losses		1,125	600
Balance at December 31	$ 1,725	$ 1,725	$ 600